INCOME TAXES - Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
Reconciliation of the PRC statutory tax rate to the effective tax rate
Loss before provision for income tax	$ (109,719)	$ (778,130)	$ (224,623)
PRC statutory income tax rate	25.00%	25.00%	25.00%
Income tax at statutory income tax rate	$ (27,430)	$ (194,533)	$ (56,156)
Effect of non-deductible expenses and loss and super deduction expenses	(10,200)	108,961	2,466
Effect of income tax exemptions and preferential tax rates	(47,062)	(68,090)	(98,368)
Effect of income tax rate difference in other jurisdictions	75,598	97,306	60,806
Change in valuation allowance	29,105	453,348	21,355
Income tax (benefit) / expense	$ 20,011	$ 396,992	$ (69,897)